Cover	Jan. 26, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K amends Item 7.01 and Item 9.01 of the Current Report on Form 8-K filed on January 26, 2022 (the "Original Form 8-K") solely to correct errors on slide 51 of the Investor Presentation furnished as Exhibit 99.1 thereto (the "Presentation"). As previously furnished, the Presentation inadvertently included on slide 51 incorrect estimated revenue amounts for 2022, 2023, 2024, 2025 and 2026 of $444 million, $580 million, $724 million, $855 million and $983 million, respectively. These estimated revenue amounts did not include the reduction of estimated Amazon Warrant charges resulting in corrected estimated revenue amounts of $400 million in 2022, $484 million in 2023, $609 million in 2024, $780 million in 2025 and $943 million in 2026. The revised Presentation is attached hereto as Exhibit 99.1. No other changes have been made to the revised Presentation or to the Original Form 8-K.
Document Period End Date	Jan. 26, 2022
Entity File Number	001-33480
Entity Registrant Name	CLEAN ENERGY FUELS CORP.
Entity Central Index Key	0001368265
Entity Tax Identification Number	33-0968580
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4675 MacArthur Court
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	437-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	CLNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false